Shareholder Report, Holdings (Details)	May 31, 2024
C000065113 | United States Treasury Bond05/15/2039None4.25
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000065113 | United States Treasury Bond11/15/2048None3.375
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000065113 | United States Treasury Bond02/15/2031None5.375
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000065113 | Apple02/23/2036None4.5
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000065113 | Microsoft11/03/2035None4.2
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000065113 | Intel12/15/2032None4
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000065113 | Home Depot12/16/2036None5.875
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000065113 | Burlington Northern Santa Fe03/01/2041None5.05
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000065113 | United States Treasury Note05/15/2052None2.875
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000065113 | Praxair11/07/2042None3.55
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000065113 | United States
Holdings [Line Items]
Percent of Net Asset Value	85.50%
C000065113 | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000065113 | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000065113 | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000065113 | Government
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000065113 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000065113 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000065113 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000065113 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000065113 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000065113 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000065113 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000065113 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000065113 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000065113 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000065111 | United States Cash Management Bill08/08/2024None
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000065111 | Novo Nordisk ADRNone
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000065111 | EatonNone
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000065111 | MicrosoftNone
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000065111 | Comcast06/15/2035None5.65
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000065111 | Pacificorp01/15/2039None6
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000065111 | NextEra EnergyNone
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000065111 | Oracle04/01/2030None2.95
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000065111 | Alphabet, Class ANone
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000065111 | Agnico-Eagle MinesNone
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000065111 | United States
Holdings [Line Items]
Percent of Net Asset Value	70.90%
C000065111 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000065111 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000065111 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000065111 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000065111 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000065111 | France
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000065111 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000065111 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000065111 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000065111 | Government
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000065111 | Technology
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000065111 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000065111 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000065111 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000065111 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000065111 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000065111 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000065111 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000065111 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000065111 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000112018 | Southern CopperNone
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000112018 | Skandinaviska Enskilda Banken, Cl ANone
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000112018 | BHP Biliton ADRNone
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000112018 | GlaxoSmithKline ADRNone
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000112018 | ANZ Group Holdings ADRNone
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000112018 | Shell ADRNone
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000112018 | NintendoNone
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000112018 | Novartis ADRNone
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000112018 | YUM! Brands03/15/2031None3.625
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000112018 | South32 ADRNone
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000112018 | United States
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000112018 | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000112018 | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000112018 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000112018 | Australia
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000112018 | PERU
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000112018 | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000112018 | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000112018 | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000112018 | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000112018 | Government
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000112018 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000112018 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000112018 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000112018 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000112018 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000112018 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000112018 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000112018 | Communications
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000112018 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000112018 | Materials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000012974 | MicrosoftNone
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000012974 | Alphabet, Class ANone
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000012974 | AppleNone
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000012974 | Amazon.comNone
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000012974 | NVIDIANone
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000012974 | Costco WholesaleNone
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000012974 | Mastercard, Class ANone
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000012974 | Motorola SolutionsNone
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000012974 | OracleNone
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000012974 | AdobeNone
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000012974 | United States
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000012974 | Infrastructure Software
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000012974 | Semiconductor Devices
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000012974 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000012974 | Internet Media & Services
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000012974 | Online Marketplace
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000012974 | Medical Devices
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000012974 | Specialty Apparel Stores
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000012974 | Mass Merchants
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000012974 | Other Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000012974 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000012974 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000188907 | MicrosoftNone
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000188907 | Alphabet, Class ANone
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000188907 | AppleNone
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000188907 | Amazon.comNone
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000188907 | NVIDIANone
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000188907 | Costco WholesaleNone
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000188907 | Mastercard, Class ANone
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000188907 | Motorola SolutionsNone
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000188907 | OracleNone
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000188907 | AdobeNone
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000188907 | United States
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000188907 | Infrastructure Software
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000188907 | Semiconductor Devices
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000188907 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000188907 | Internet Media & Services
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000188907 | Online Marketplace
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000188907 | Medical Devices
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000188907 | Specialty Apparel Stores
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000188907 | Mass Merchants
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000188907 | Other Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000188907 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000188907 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000065110 | Novo Nordisk ADRNone
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000065110 | ASML Holding NYNone
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000065110 | MercadoLibreNone
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000065110 | Wolters KluwerNone
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000065110 | Dassault Systemes ADRNone
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000065110 | Taiwan Semiconductor ADRNone
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000065110 | FergusonNone
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000065110 | NICE Systems ADRNone
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000065110 | SAP ADRNone
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000065110 | LindeNone
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000065110 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000065110 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000065110 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000065110 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000065110 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000065110 | France
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000065110 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000065110 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000065110 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000065110 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000065110 | Semiconductor Devices
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000065110 | Online Marketplace
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000065110 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000065110 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000065110 | Large Pharma
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000065110 | Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000065110 | IT Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000065110 | Electrical Power Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000065110 | Iron
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000065110 | Commercial & Residential Building Equipment & Systems
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000065110 | Industrial Wholesale & Rental
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000188908 | Novo Nordisk ADRNone
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000188908 | ASML Holding NYNone
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000188908 | MercadoLibreNone
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000188908 | Wolters KluwerNone
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000188908 | Dassault Systemes ADRNone
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000188908 | Taiwan Semiconductor ADRNone
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000188908 | FergusonNone
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000188908 | NICE Systems ADRNone
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000188908 | SAP ADRNone
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000188908 | LindeNone
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000188908 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000188908 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000188908 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000188908 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000188908 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000188908 | France
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000188908 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000188908 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000188908 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000188908 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000188908 | Semiconductor Devices
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000188908 | Online Marketplace
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000188908 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000188908 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000188908 | Large Pharma
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000188908 | Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000188908 | IT Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000188908 | Electrical Power Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000188908 | Iron
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000188908 | Commercial & Residential Building Equipment & Systems
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000188908 | Industrial Wholesale & Rental
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000065112 | United States Cash Management Bill08/08/2024None
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000065112 | United States Treasury Note05/15/2027None2.375
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000065112 | United States Treasury Note10/31/2024None2.25
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000065112 | United States Treasury Bond02/15/2025None1.5
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000065112 | United States Treasury Note12/31/2025None2.625
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000065112 | Florida Power & Light04/01/2025None2.85
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000065112 | United States Treasury Note04/30/2025None2.875
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000065112 | Bank of America04/19/2026None3.5
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000065112 | United States Cash Management Bill06/27/2024None
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000065112 | Edison International11/15/2024None3.55
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000065112 | United States
Holdings [Line Items]
Percent of Net Asset Value	87.70%
C000065112 | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000065112 | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000065112 | CHINA
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000065112 | Government
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000065112 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000065112 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000065112 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000065112 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000065112 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000065112 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000065112 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000065112 | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000065112 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000153268 | Government
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000153268 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000153268 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000153268 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000153268 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000153268 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000153268 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000153268 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000153268 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000153268 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000153268 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000153267 | Novo Nordisk ADRNone
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000153267 | NVIDIANone
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000153267 | Wolters KluwerNone
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000153267 | Taiwan Semiconductor ADRNone
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000153267 | United States Cash Management Bill06/27/2024None
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000153267 | Schneider Electric ADRNone
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000153267 | Nintendo ADRNone
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000153267 | Eli LillyNone
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000153267 | Tractor SupplyNone
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000153267 | LegrandNone
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000153267 | United States
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000153267 | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000153267 | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000153267 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000153267 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000153267 | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000153267 | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000153267 | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000153267 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000153267 | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000153267 | Infrastructure Software
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000153267 | Semiconductor Devices
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000153267 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000153267 | Large Pharma
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000153267 | IT Services
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000153267 | Electrical Power Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000153267 | Commercial & Residential Building Equipment & Systems
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000153267 | Home Products Stores
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000153267 | U S Government
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000153267 | Personal Care Products
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000153267 | Consumer Electronics
Holdings [Line Items]
Percent of Net Asset Value	4.50%